STOCK REPURCHASE PROGRAM - Change in Treasury Common Stock, At Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Treasury Stock, Shares [Abstract]
Beginning balance (in shares)	775,071
Treasury stock purchases (in shares)	2,800,000	1,600,000
Retirements (in shares)	(3,000,000)	(4,000,000)
Ending balance (in shares)	291,128	775,071
Treasury Stock, Value [Abstract]
Beginning balance	$ 9,259
Purchases	43,603	$ 64,015	$ 3,320
Deferred compensation obligation		(1,387)
Ending balance	$ 2,140	$ 9,259
Treasury Stock
Treasury Stock, Shares [Abstract]
Beginning balance (in shares)	775,000	447,000	239,000
Treasury stock purchases (in shares)	2,957,838	4,589,576	208,626
Issuance of restricted stock (in shares)	19,806	161,633
Retirements (in shares)	(3,443,448)	(4,423,564)
Deferred compensation obligation (in shares)	(18,139)
Ending balance (in shares)	291,000	775,000	447,000
Treasury Stock, Value [Abstract]
Beginning balance	$ 9,259	$ 7,523	$ 4,203
Purchases	43,603	64,015	3,320
Issuance of restricted stock	0	0
Retirement of treasury shares	(50,587)	(62,279)
Deferred compensation obligation	(135)
Ending balance	$ 2,140	$ 9,259	$ 7,523